Contract liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 5,299		€ 5,697
Redemption	411		0
Revenue recognition	104		4,394
Other releases	0	€ 1,000	1,032
US distributor agreements | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	4,400		€ 4,700
Redemption	€ 400
Kingdom of Bahrain | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		€ 3,800